Schedule of detailed information about property, plant and equipment (Details) - BRL (R$)		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ 12,215,580,000		R$ 12,276,889,000
Additions other than through business combinations, property, plant and equipment		500,529,000		1,212,000
Disposals, property, plant and equipment		(80,546,000)		(109,781,000)
Acquisitions through business combinations, property, plant and equipment		214,710,000
Transfers		(15,388,000)	[1]	(141,944,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(12,143,000)		189,204,000
Property, plant and equipment at end of period		12,822,742,000		12,215,580,000
Land depreciation		3,083,000		4,266
Biological Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers				(89,000)
Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers		8,043,000		96,788,000
Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers		23,431,000		45,245,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		20,572,741,000		19,632,397,000
Additions other than through business combinations, property, plant and equipment		1,597,325,000		1,269,333,000
Disposals, property, plant and equipment		(343,239,000)		(391,736,000)
Acquisitions through business combinations, property, plant and equipment		214,710,000
Transfers		(15,379,000)	[1]	(214,373,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		5,918,000		277,120,000
Property, plant and equipment at end of period		22,032,076,000		20,572,741,000
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		608,389,000		603,479,000
Additions other than through business combinations, property, plant and equipment		4,799,000		7,582,000
Disposals, property, plant and equipment		(6,879,000)		(13,665,000)
Acquisitions through business combinations, property, plant and equipment		11,351,000
Transfers		97,103,000	[1]	6,031,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(1,590,000)		4,962,000
Property, plant and equipment at end of period		713,173,000		608,389,000
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		10,444,526,000		10,148,798,000
Additions other than through business combinations, property, plant and equipment		398,380,000		287,834,000
Disposals, property, plant and equipment		(123,275,000)		(148,793,000)
Acquisitions through business combinations, property, plant and equipment		68,178,000
Transfers		307,450,000	[1]	268,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(3,068,000)		156,419,000
Property, plant and equipment at end of period		11,092,191,000		10,444,526,000
Gross carrying amount [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		8,395,520,000		8,177,047,000
Additions other than through business combinations, property, plant and equipment		109,967,000		20,293,000
Disposals, property, plant and equipment		(184,601,000)		(166,183,000)
Acquisitions through business combinations, property, plant and equipment		120,359,000
Transfers		186,388,000	[1]	278,530,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		10,509,000		85,833,000
Property, plant and equipment at end of period		8,638,142,000		8,395,520,000
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		157,085,000		140,439,000
Additions other than through business combinations, property, plant and equipment		671,000		851,000
Disposals, property, plant and equipment		(5,020,000)		(8,604,000)
Acquisitions through business combinations, property, plant and equipment		2,870,000
Transfers		6,480,000	[1]	18,946,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(3,058,000)		5,453,000
Property, plant and equipment at end of period		159,028,000		157,085,000
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		346,218,000		213,199,000
Additions other than through business combinations, property, plant and equipment		46,355,000		165,737,000
Disposals, property, plant and equipment		(23,460,000)		(54,491,000)
Acquisitions through business combinations, property, plant and equipment		2,037,000
Transfers		724,000	[1]	(5,639,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		2,049,000		27,412,000
Property, plant and equipment at end of period		373,923,000		346,218,000
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		608,255,000		348,907,000
Additions other than through business combinations, property, plant and equipment		1,015,219,000		778,151,000
Disposals, property, plant and equipment		(4,000)
Acquisitions through business combinations, property, plant and equipment		9,915,000
Transfers		(613,508,000)	[1]	(516,360,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		2,436,000		(2,443,000)
Property, plant and equipment at end of period		1,022,313,000		608,255,000
Gross carrying amount [member] | Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		12,748,000		528,000
Additions other than through business combinations, property, plant and equipment		21,934,000		8,885,000
Disposals, property, plant and equipment
Acquisitions through business combinations, property, plant and equipment
Transfers		(16,000)	[1]	3,851,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(1,360,000)		(516,000)
Property, plant and equipment at end of period		33,306,000		12,748,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(8,357,161,000)		(7,355,508,000)
Additions other than through business combinations, property, plant and equipment		(1,096,796,000)		(1,268,121,000)
Disposals, property, plant and equipment		262,693,000		281,955,000
Acquisitions through business combinations, property, plant and equipment
Transfers		(9,000)	[1]	72,429,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(18,061,000)		(87,916,000)
Property, plant and equipment at end of period		(9,209,334,000)		(8,357,161,000)
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(13,800,000)	[3]	(5,086,000)
Additions other than through business combinations, property, plant and equipment		(8,963,000)	[3]	(7,132,000)
Disposals, property, plant and equipment		1,734,000	[3]	813,000
Acquisitions through business combinations, property, plant and equipment	[3]
Transfers		(11,335,000)	[1],[3]	(1,802,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(1,169,000)	[3]	(593,000)
Property, plant and equipment at end of period	[3]	R$ (33,533,000)		R$ (13,800,000)
Depreciation rate, property, plant and equipment		15.34%	[3],[4]	21.32%	[5]
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ (3,851,225,000)		R$ (3,263,801,000)
Additions other than through business combinations, property, plant and equipment		(598,869,000)		(688,767,000)
Disposals, property, plant and equipment		75,706,000		122,812,000
Acquisitions through business combinations, property, plant and equipment
Transfers		7,876,000	[1]	15,895,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(5,586,000)		(37,364,000)
Property, plant and equipment at end of period		R$ (4,372,098,000)		R$ (3,851,225,000)
Depreciation rate, property, plant and equipment		9.09%	[4]	9.45%	[5]
Accumulated depreciation and amortisation [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ (4,304,007,000)		R$ (3,950,250,000)
Additions other than through business combinations, property, plant and equipment		(402,819,000)		(487,956,000)
Disposals, property, plant and equipment		166,577,000		110,163,000
Acquisitions through business combinations, property, plant and equipment
Transfers		2,777,000	[1]	56,748,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(7,387,000)		(32,712,000)
Property, plant and equipment at end of period		R$ (4,544,859,000)		R$ (4,304,007,000)
Depreciation rate, property, plant and equipment		6.93%	[4]	6.64%	[5]
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ (79,924,000)		R$ (71,779,000)
Additions other than through business combinations, property, plant and equipment		(8,597,000)		(11,704,000)
Disposals, property, plant and equipment		4,023,000		6,931,000
Acquisitions through business combinations, property, plant and equipment
Transfers		672,000	[1]	(801,000)	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		1,529,000		(2,571,000)
Property, plant and equipment at end of period		R$ (82,297,000)		R$ (79,924,000)
Depreciation rate, property, plant and equipment		6.66%	[4]	6.67%	[5]
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ (108,205,000)		R$ (64,592,000)
Additions other than through business combinations, property, plant and equipment		(77,548,000)		(72,562,000)
Disposals, property, plant and equipment		14,653,000		41,236,000
Acquisitions through business combinations, property, plant and equipment
Transfers		1,000	[1]	2,389,000	[2]
Increase (decrease) through net exchange differences, property, plant and equipment		(5,448,000)		(14,676,000)
Property, plant and equipment at end of period		R$ (176,547,000)		R$ (108,205,000)
Depreciation rate, property, plant and equipment		25.25%	[4]	25.87%	[5]

[1]	Refers to the transfer of R$23,431 to intangible assets and R$8,043 from assets held for sale.
[2]	Refers to the transfer of R$45,245 for intangible assets, R$96,788 to held for sale and R$(89) for biological assets.
[3]	Land depreciation refers to right-of-use assets. The amount of R$3,083 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).
[4]	Weighted average annual rate.
[5]	Weighted average annual rate.